Cover	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2026
Entity File Number	000-56744
Entity Registrant Name	HELIO CORPORATION
Entity Central Index Key	0001953988
Entity Tax Identification Number	92-0586004
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2448 Sixth Street
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	545-2666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false